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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------

Check here if Amendment [_]; Amendment Number:
                                               ----------
       This Amendment (Check only one.): [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sound Shore Management, Inc.
Address:  8 Sound Shore Drive, Suite 180
          Greenwich, CT  06830

Form 13F File Number: 028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Shanna S. Sullivan
Title:    Vice President
Phone:    (203) 629-1980

Signature, Place, and Date of Signing:

 /s/ Shanna S. Sullivan          Greenwich, CT             November 8, 2010
-------------------------   ------------------------   -------------------------
       (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
--------------------      ---------------------------------------
028-01190                 Frank Russell Company
028-05788                 Natixis Asset Management Advisors, L.P.

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                              Form 13F SUMMARY PAGE

Report Summary: Sound Shore Management, Inc.

Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:             49

Form 13F Information Table Value Total:     $5,975,344
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

No.        Form 13F File number          Name
---        --------------------          ---------------------------------------
 1         028-01190                     Frank Russell Company
 2         028-05788                     Natixis Asset Management Advisors, L.P.

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
                Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06830
                                                                                                                           9/30/2010

                                                                               Item 6                              Item 8
                             Item 2                                     Investment Discretion                 Voting Authority
                              Title  Item 3     Item 4                -------------------------        -----------------------------
           Item 1              of    Cusip    Mkt. Value    Item 5        Sole     Shared Other Item 7     Sole    Shared    None
       Name of Issuer         Class  Number    x $1000      Shares        (A)       (B)    (C)   Mgrs.     (A)      (B)      (C)
---------------------------- ------ --------- ---------- ------------ ------------ ------ ----- ------ ----------- ------ ----------
Abbott Laboratories          COMMON 002824100    196,685    3,765,023    3,765,023      0     0          2,908,523      0    856,500
AES Corporation              COMMON 00130H105    207,872   18,314,746   18,314,746      0     0         14,206,446      0  4,108,300
AllianceBernstein Holding    COMMON 01881G106        317       12,000       12,000      0     0             12,000      0          0
Apollo Group, Inc.           COMMON 037604105    180,401    3,513,169    3,513,169      0     0          2,722,769      0    790,400
Applied Materials            COMMON 038222105    170,785   14,621,978   14,621,978      0     0         11,358,278      0  3,263,700
Baker Hughes Inc.            COMMON 057224107    164,630    3,864,554    3,864,554      0     0          2,995,254      0    869,300
Bank of America Corporation  COMMON 060505104    188,533   14,389,118   14,389,118      0     0         11,126,418      0  3,262,700
Baxter International Inc     COMMON 071813109    166,601    3,491,942    3,491,942      0     0          2,645,542      0    846,400
Chubb Corporation            COMMON 171232101        285        5,000        5,000      0     0              5,000      0          0
CitiGroup, Inc.              COMMON 172967101    196,973   50,376,621   50,376,621      0     0         38,933,421      0 11,443,200
Coca Cola Company            COMMON 191216100    189,829    3,243,825    3,243,825      0     0          2,482,525      0    761,300
Comcast Corporation Class A  COMMON 20030N101    164,837    9,117,100    9,117,100      0     0          7,074,600      0  2,042,500
ConocoPhillips, Inc          COMMON 20825C104    157,209    2,737,402    2,737,402      0     0          2,125,202      0    612,200
Credit Suisse Group          COMMON 225401108    130,553    3,067,495    3,067,495      0     0          2,374,795      0    692,700
Devon Energy Corporation     COMMON 25179M103    197,849    3,056,049    3,056,049      0     0          2,365,049      0    691,000
DIRECTV Group Inc            COMMON 25459L106        651       15,626       15,626      0     0             15,626      0          0
eBay Inc.                    COMMON 278642103    107,772    4,416,894    4,416,894      0     0          3,425,694      0    991,200
El Paso Corporation          COMMON 28336L109     98,654    7,968,790    7,968,790      0     0          6,170,390      0  1,798,400
EQT Corporation              COMMON 26884L109    146,773    4,070,251    4,070,251      0     0          3,157,051      0    913,200
Exelon Corporation           COMMON 30161N101    197,104    4,629,030    4,629,030      0     0          3,570,430      0  1,058,600
Exxon Mobil Corp             COMMON 30231G102        219        3,548        3,548      0     0              3,548      0          0
Frontier Communications Co   COMMON 35906A108        315       38,500       38,500      0     0             38,500      0          0
Genzyme Corporation          COMMON 372917104    120,091    1,696,446    1,696,446      0     0          1,313,946      0    382,500
Goldman Sachs Group Inc      COMMON 38141G104        390        2,700        2,700      0     0              2,700      0          0
Intl Business Machines       COMMON 459200101        275        2,048        2,048      0     0              2,048      0          0
International Game Technol   COMMON 459902102    137,086    9,486,894    9,486,894      0     0          7,444,094      0  2,042,800
JetBlue Airways Corporation  COMMON 477143101        368       55,000       55,000      0     0             55,000      0          0
Lowe's Companies, Inc.       COMMON 548661107        217        9,750        9,750      0     0              9,750      0          0
Marathon Oil Corporation     COMMON 565849106    174,482    5,271,356    5,271,356      0     0          4,076,756      0  1,194,600
Merck & Co. Inc.             COMMON 589331107        309        8,400        8,400      0     0              8,400      0          0
Microsoft Corp               COMMON 594918104    204,573    8,353,324    8,353,324      0     0          6,473,424      0  1,879,900
Morgan Stanley               COMMON 617446448    142,267    5,764,466    5,764,466      0     0          4,479,666      0  1,284,800
Newmont Mining Corporation   COMMON 651639106     90,427    1,439,691    1,439,691      0     0          1,107,891      0    331,800
Novartis AG  ADR             COMMON 66987V109    150,588    2,611,197    2,611,197      0     0          2,016,997      0    594,200
Pfizer Inc.                  COMMON 717081103    214,449   12,489,750   12,489,750      0     0          9,689,450      0  2,800,300
Phillip Morris International COMMON 718172109        401        7,150        7,150      0     0              7,150      0          0
Charles Schwab Corporation   COMMON 808513105    154,326   11,102,612   11,102,612      0     0          8,619,212      0  2,483,400
Southwest Airlines Company   COMMON 844741108    154,288   11,804,719   11,804,719      0     0          9,156,819      0  2,647,900
State Street Corporation     COMMON 857477103    158,936    4,220,275    4,220,275      0     0          3,269,375      0    950,900
Sunoco, Inc.                 COMMON 86764P109    154,034    4,220,116    4,220,116      0     0          3,271,616      0    948,500
Symantec Corporation         COMMON 871503108    179,499   11,863,779   11,863,779      0     0          9,188,779      0  2,675,000
TJX Companies, Inc.          COMMON 872540109        636       14,250       14,250      0     0             14,250      0          0
Texas Instruments Inc.       COMMON 882508104    168,223    6,198,350    6,198,350      0     0          4,789,050      0  1,409,300
Valero Energy Corporation    COMMON 91913Y100    101,409    5,791,514    5,791,514      0     0          4,488,714      0  1,302,800
Visa, Inc.                   COMMON 92826C839    156,426    2,106,466    2,106,466      0     0          1,630,766      0    475,700
Wal-Mart Stores, Inc.        COMMON 931142103    187,825    3,509,442    3,509,442      0     0          2,730,142      0    779,300
Bunge Limited                COMMON G16962105    125,333    2,118,550    2,118,550      0     0          1,632,250      0    486,300
Invesco Ltd.                 COMMON G491BT108    167,658    7,897,204    7,897,204      0     0          6,141,904      0  1,755,300
Flextronics International    COMMON Y2573F102    165,983   27,480,574   27,480,574      0     0         21,271,074      0  6,209,500

  TOTALS:                      49              5,975,344
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